Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	As of
	December 31, 2025	June 30, 2025
Office premise and warehouse	$150,948	$139,732
Less: Accumulated lease expense	(20,336)	(97,648)
ROU assets, net	$130,612	$42,084

Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2025
Within 1 year	$68,375
1 – 2 year	66,010
Total operating lease payments	$134,385
Less: imputed interest	(3,722)
Total operating lease obligation	$130,663
Less: current portion of operating lease liabilities	(65,626)
Non-current portion of operating lease liabilities	$65,037

Schedule of Other Information

Other information:

	For the six months ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$38,772	$36,986	$14,770
Right-of-use assets obtained in exchange for operating lease liabilities	$124,969	$78,464	$—
Loss on lease modification	$1,323	$—	$—
Remaining lease term for operating leases (years)	1.98	1.23	—
Weighted average discount rate for operating leases	2.76%	3.61%	—%